Events after the balance sheet date	6 Months Ended
Jun. 30, 2024
Events After Reporting Period [Abstract]
Events after the balance sheet date

16	Events after the balance sheet date
On 6 July 2024, the Hongkong and Shanghai Banking Corporation Limited (acting through its Mauritius Branch) completed the sale of its Wealth and Personal Banking business to ABSA Bank (Mauritius) Limited, a wholly-owned subsidiary of ABSA Bank Group Limited. The financial impact was not significant for the Group.
A second interim dividend for 2024 of $0.10 per ordinary share in respect of the financial year ending 31 December 2024 was approved by the
Directors on 31 July 2024, as described in Note 3. On 31 July 2024, HSBC Holdings announced a share buy-back to purchase its ordinary shares up to a maximum consideration of $3.0bn, which is expected to commence shortly and complete within three months.